Financial Risk Management - Schedule of Cash Flow (Details) - JPY (¥) ¥ in Millions		Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Cash Flow [Line Items]
Crypto asset borrowings		¥ 53,307	¥ 44,479		¥ 44,020
Other financial liabilities
Lease liabilities			1,277		1,661
Derivative liabilities					1
Other	[1]		1,699		821
Other financial liabilities
Borrowings			751
Total Other financial liabilities			3,727		2,483
Cash and cash equivalents		10,636	8,584	¥ 11,510	10,837	¥ 7,697	¥ 17,704
Crypto assets held		¥ 53,613	44,680		44,207
Contractual Cash Flows [Member]
Schedule of Cash Flow [Line Items]
Crypto asset borrowings			44,479		44,020
Other financial liabilities
Lease liabilities			1,293		1,687
Derivative liabilities					1
Other	[1]		1,699		821
Other financial liabilities
Borrowings			751
Total Other financial liabilities			3,743		2,509
Cash and cash equivalents			8,584		10,837
Crypto assets held			44,680		44,207
Not later than one year [member]
Schedule of Cash Flow [Line Items]
Crypto asset borrowings			44,479		44,020
Other financial liabilities
Lease liabilities			384		394
Derivative liabilities					1
Other	[1]		1,699		821
Other financial liabilities
Borrowings			751
Total Other financial liabilities			2,834		1,216
Cash and cash equivalents			8,584		10,837
Crypto assets held			44,680		44,207
Later than one year and not later than two years [member]
Schedule of Cash Flow [Line Items]
Crypto asset borrowings
Other financial liabilities
Lease liabilities			356		384
Derivative liabilities
Other	[1]
Other financial liabilities
Borrowings
Total Other financial liabilities			356		384
Cash and cash equivalents
Crypto assets held
Later than two years and not later than three years [member]
Schedule of Cash Flow [Line Items]
Crypto asset borrowings
Other financial liabilities
Lease liabilities			356		356
Derivative liabilities
Other	[1]
Other financial liabilities
Borrowings
Total Other financial liabilities			356		356
Cash and cash equivalents
Crypto assets held
Later than three years and not later than four years [member]
Schedule of Cash Flow [Line Items]
Crypto asset borrowings
Other financial liabilities
Lease liabilities			197		356
Derivative liabilities
Other	[1]
Other financial liabilities
Borrowings
Total Other financial liabilities			197		356
Cash and cash equivalents
Crypto assets held
Later than three years and not later than five years [member]
Schedule of Cash Flow [Line Items]
Crypto asset borrowings
Other financial liabilities
Lease liabilities					197
Derivative liabilities
Other	[1]
Other financial liabilities
Borrowings
Total Other financial liabilities					197
Cash and cash equivalents
Crypto assets held
Later than four years and not later than five years [member]
Schedule of Cash Flow [Line Items]
Crypto asset borrowings
Other financial liabilities
Lease liabilities
Derivative liabilities
Other	[1]
Other financial liabilities
Borrowings
Total Other financial liabilities
Cash and cash equivalents
Crypto assets held

[1]	Other financial liabilities mainly consist of accrued expenses, and other payables.